CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	30,000,000	30,000,000	30,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	425,000,000	425,000,000	425,000,000
Common stock, shares issued	120,588,372	120,588,372	85,167,098
Common stock, shares outstanding	120,454,575	120,454,575	85,033,180
Treasury stock, shares	133,797	133,797	133,797
Series A Convertible Preferred Stock [Member]
Preferred stock, liquidation value per share (in dollars per share)	$ 1.20	$ 1.20	$ 1.20
Preferred stock, shares authorized	208,334	208,334	208,334
Preferred stock, shares issued	208,334	208,334	208,334
Preferred stock, shares outstanding	208,334	208,334	208,334
Series B Convertible Preferred Stock [Member]
Preferred stock, liquidation value per share (in dollars per share)	$ 2.40	$ 2.40	$ 2.40
Preferred stock, shares authorized	12,000,000	12,000,000	12,000,000
Preferred stock, shares issued	11,664,993	11,664,993	11,664,993
Preferred stock, shares outstanding	11,664,993	11,664,993	11,664,993